Employee Benefit Plans (Underlying Plan Assets) (Details) $ in Millions	Aug. 31, 2018 CAD ($)
SERP [Member]
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	$ 213
Fixed income securities	78
Equity securities - Canadian	41
Equity securities - Foreign	89
Underlying plan assets	421
ERP [Member]
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	13
Fixed income securities	1
Equity securities - Foreign	1
Underlying plan assets	$ 15